Trade and Other Payables - Schedule of Trade and Other Payables (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Trade and Other Payables [Abstract]
Trade payables		$ 97,221	$ 97,220
Other payables		1,090,638	671,012
Account due to directors	[1]	201,218	69,881
Trade and Other Payables		$ 1,389,077	$ 838,113

[1]	The amount due to directors are non-trade in nature, unsecured, non-interest bearing and payable on demand.